Regulation and Rates (Details) - USD ($)			1 Months Ended			6 Months Ended	30 Months Ended
	Feb. 13, 2017	Sep. 29, 2016	Jun. 30, 2016	Dec. 31, 2015	Nov. 30, 2013	Dec. 31, 2016	Dec. 31, 2016	Oct. 31, 2016	Apr. 07, 2016	Oct. 31, 2015
Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Provision for rate refund				$ 2,696,000		$ 3,974,000	$ 3,974,000
Federal Energy Regulatory Commission [Member] | Transmission return on equity [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Provision for rate refund						3,300,000	$ 3,300,000
Federal Energy Regulatory Commission [Member] | MISO Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Return on equity established by FERC (in hundredths)		10.32%			12.38%
Return on equity recommended by ALJ (in hundredths)			9.70%	10.32%	6.68%
Louisiana Public Service Commission [Member] | FRP extension [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Return on equity established by FERC (in hundredths)							10.00%
Percentage of retail earnings within range to be returned to customers (in hundredths)							60.00%
Return on equity for customer credit, low range (in hundredths)							10.90%
Return on equity for customer credit, high range (in hundredths)							11.75%
Louisiana Public Service Commission [Member] | 2015 FRP Monitoring report [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Provision for rate refund										$ 200,000
Louisiana Public Service Commission [Member] | 2016 FRP Monitoring report [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Provision for rate refund								$ 0
Louisiana Public Service Commission [Member] | 2016 Merger Commitment Monitoring report [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Provision for rate refund								$ 300,000
Maximum [Member] | Louisiana Public Service Commission [Member] | FRP extension [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Return on equity established by FERC (in hundredths)							10.90%
Subsequent Event [Member] | Federal Energy Regulatory Commission [Member] | MISO Transmission Rates [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Refunds submitted to MISO	$ 1,200,000
Merger Commitments, rate credits [Member] | Louisiana Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									$ 136,000,000
Merger Commitments, rate credits [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									136,000,000
Rate Credits issued to customers						121,500,000
Merger Commitments, economic development contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									2,500,000
Merger Commitments, economic development contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									2,500,000
Merger Commitments, economic development contribution [Member] | Louisiana Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									7,000,000
Merger Commitments, economic development contribution [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									7,000,000
Merger Commitments, charitable contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									6,000,000
Merger Commitments, charitable contribution, disbursed over 5 years [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									6,000,000
Merger Commitments, cost savings [Member] | Louisiana Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Merger Commitments									1,200,000
Merger Commitments, cost savings [Member] | Louisiana Public Service Commission [Member] | Cleco Power [Member]
Public Utilities, General Disclosures [Line Items]
Provision for rate refund						$ 900,000	$ 900,000
Merger Commitments									$ 1,200,000